Other Intangible Assets, Net and Goodwill - Schedule of Intangible Assets, Net (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	$ 527.8	$ 528.6
Accumulated Amortization	(145.3)	(109.2)
Impairment	(2.6)	(0.6)
Net Carrying Value	379.9	418.8
Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	16.9	21.6
Accumulated Amortization	(12.5)	(15.5)
Impairment	(0.1)	0.0
Net Carrying Value	$ 4.3	$ 6.1
Weighted Average Remaining Life (Years)	2 years 3 months 12 days	2 years 8 months 12 days
Tradenames [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	$ 17.0	$ 16.9
Accumulated Amortization	(7.1)	(5.8)
Impairment	0.0	0.0
Net Carrying Value	$ 9.9	$ 11.1
Weighted Average Remaining Life (Years)	16 years 7 months	17 years 6 months
Customer Lists and Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	$ 491.3	$ 487.5
Accumulated Amortization	(125.6)	(87.9)
Impairment	(2.5)	(0.6)
Net Carrying Value	$ 363.2	$ 399.0
Weighted Average Remaining Life (Years)	14 years 7 months 18 days	14 years 9 months 18 days
Operating Permits [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	$ 2.2	$ 2.2
Accumulated Amortization	0.0	0.0
Impairment	0.0	0.0
Net Carrying Value	2.2	$ 2.2
Weighted Average Remaining Life (Years)		18 years
Above/below Market leases [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	0.4	$ 0.4
Accumulated Amortization	(0.1)	0.0
Impairment	0.0	0.0
Net Carrying Value	$ 0.3	$ 0.4
Weighted Average Remaining Life (Years)	11 years 7 months 6 days	12 years 7 months 6 days